CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net income	¥ 1,065,945	$ 150,137	¥ 825,929	¥ 2,334,116
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of debt issuance costs and discounts	41,402	5,831	6,717	6,446
Share-based compensation expenses	117,852	16,599	156,320	187,884
Amortization of right-of-use assets and interest of lease liabilities	39,733	5,596	53,199	54,552
Depreciation and amortization	105,409	14,847	94,941	90,751
Provision for financing and interest receivables	627,061	88,320	437,477	401,104
Provision for contract assets and receivables	629,308	88,636	465,188	531,237
Provision for contingent guarantee liabilities	3,203,123	451,150	1,468,265	622,438
Change in inventory provision	(602)	(85)	(468)	46
Change in fair value of financial guarantee derivatives, net	267,677	37,701	(613,873)	458,846
Change in fair value of loans at fair value	(61,309)	(8,635)	(108,508)	(111,762)
Deferred income tax	(67,550)	(9,514)	33,341	(396,257)
Investment-related impairment	301,760	42,502	36,930
Loss/(gain) on disposal of long-term investments			(7,067)	1,984
Share of results of equity investees	1,500	208	4,081	3,967
Fair value changes of other assets				(1,791)
Foreign exchange (gain)/loss	35,602	5,014	28,397	(12,666)
(Gain)/loss on disposal of loans at fair value and financing receivables	2,966	418		(2,532)
Changes in operating assets and liabilities:
Financing receivables related to online direct sales	515,074	72,547	(399,288)	205,551
Prepayments and other current assets	(247,586)	(34,872)	183,623	74,320
Deposits to insurance companies and guarantee companies	(364,249)	(51,303)	(870,533)	(312,208)
Amounts due from related parties	(387)	(55)	(265)	(5,396)
Contract assets and receivables	(2,840,791)	(400,117)	(128,116)	(180,564)
Other long-term liabilities	(52,239)	(7,358)	(34,448)	109,722
Inventories	20,914	2,946	(5,633)	(692)
Other assets	(62,016)	(8,735)	(276,182)	(140,492)
Accounts payable	23,831	3,357	12,759	(27,256)
Amounts due to related parties	(1,711)	(242)	(4,233)	1,408
Deferred guarantee income	643,527	90,639	475,015	(274,739)
Contingent guarantee liabilities	(2,276,690)	(320,665)	(1,514,998)	(1,432,385)
Other payable to Individual Investors	(1,272)	(179)	(5,560)	(56,365)
Accruals and other current liabilities	1,120,795	157,861	(214,166)	538,152
Net cash provided by operating activities	2,787,052	392,549	98,844	2,667,419
Cash flows from investing activities:
Cash proceed for disposal of loans at fair value and financing receivables	0	0	35,527	43,272
Cash paid on long-term investments				(38,657)
Proceeds from disposal of subsidiaries			43,956
Cash paid on acquisition of subsidiaries, net of cash acquired	0	0	7,958
Proceeds from disposal of investments and refund of prepayment on long-term investments			4,000	65,537
Purchases of property, equipment and software	(229,523)	(32,328)	(148,816)	(121,533)
Financing receivables originated and purchased (excluding receivables related to online direct sales)	(18,316,222)	(2,579,786)	(20,238,725)	(18,420,894)
Principal collection on financing receivables and recoveries (excluding receivables related to online direct sales)	19,887,574	2,801,106	17,374,379	18,942,385
Investments in loans at fair value	(5,154,834)	(726,043)	(4,296,611)	(3,851,997)
Collection of loans at fair value	5,120,379	721,190	4,305,417	4,051,776
Placement of restricted term deposits and short-term investments	(1,102,968)	(155,350)	(1,260,246)	(2,467,239)
Withdrawal of restricted term deposit and short-term investments	2,130,046	300,011	1,764,124	2,504,282
Loans to third parties				(292,317)
Net cash (used in)/ provided by investing activities	2,334,452	328,800	(2,409,037)	414,615
Cash flows from financing activities:
Proceeds from borrowings	1,957,888	275,763	1,384,530	2,304,068
Principal payments on borrowings	(2,265,540)	(319,095)	(1,868,010)	(2,331,390)
Proceeds from funding debts	17,938,230	2,526,547	19,836,846	18,221,528
Principal payments on funding debts	(19,718,592)	(2,777,306)	(17,929,921)	(19,980,864)
Repurchase of treasury stock			(326,942)
Proceeds from non-controlling shareholders			12,424
Exercise of share-based awards	5,880	828	2,742	7,124
Dividends to shareholders	(135,620)	(19,102)
Repayments of convertible loans	(1,634,678)	(230,240)
Net cash (used in)/provided by financing activities	(3,852,432)	(542,605)	1,111,669	(1,779,534)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	3,914	552	9,893	(23,592)
Net increase/(decrease) in cash, cash equivalents and restricted cash	1,272,986	179,296	(1,188,631)	1,278,908
Cash, cash equivalents and restricted cash at beginning of the year	2,930,183	412,708	4,118,814	2,839,906
Cash, cash equivalents at beginning of the year	1,494,150	210,447	2,664,132	1,563,755
Restricted cash at beginning of the year	1,436,033	202,261	1,454,682	1,276,151
Cash, cash equivalents and restricted cash at end of the year	4,203,169	592,004	2,930,183	4,118,814
Cash and cash equivalents at the end of the year	2,624,719	369,684	1,494,150	2,664,132
Restricted cash at the end of the year	1,578,450	222,320	1,436,033	1,454,682
Supplemental disclosure of cash flows information
Cash paid for interest expense of borrowings and convertible notes	86,411	12,171	80,411	96,837
Cash paid for income tax expense	¥ 255,579	$ 35,998	¥ 614,404	522,915
Cash paid for land use rights				¥ 516,000